General Information	6 Months Ended
Jun. 30, 2023
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 — GENERAL INFORMATION

a.      General

Jeffs’ Brands Ltd (the “Company” or “Jeffs’ Brands”) was incorporated in Israel on March 7, 2021. As of September 26, 2023, the Company had five wholly owned subsidiaries — Smart Repair Pro (“Smart Pro”), Top Rank Ltd. (“Top Rank”), Jeffs’ Brands Holdings Inc. (“Jeffs’ Brands Holdings”), Fort Products Ltd. (“Fort”) and Fort Products LLC (“Fort US”), and together with Smart Pro, Top Rank and Jeffs’ Brands Holdings, the “Subsidiaries”. The Company and the Subsidiaries (“Group”) are engaged in the acquisition, improvement and operation of virtual stores (the “Brands”) mainly on the Amazon.com (“Amazon”) website.

Smart Pro, a private corporation incorporated under the laws of the State of California, was established on December 20, 2017, and commenced its operations in June 2019. As of June 30, 2023, Smart Pro operated four Brands on the Amazon website.

In April 2021, Top Rank, an Israeli company, was incorporated as a wholly owned subsidiary of Jeffs’ Brands.

On February 23, 2023, Jeffs’ Brands Holdings, was incorporated and registered under the laws of the State of Delaware as a wholly owned subsidiary of Jeffs’ Brands.

On March 9, 2023, the Company purchased all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales. For additional information see note 3.c.

On April 23, 2023, Fort US was incorporated and registered under the laws of the State of Delaware as a wholly owned subsidiary of Jeffs’ Brands Holdings.

On February 23, 2023, the Company purchased approximately 49% of the issued and outstanding shares of common stock of SciSparc Nutraceuticals Inc. (“Wellution”). For additional information see note 3a.

b.      Concentration Risk

The Group’s activities are mainly conducted through Amazon’s commercial platform. Any material change, whether temporary or permanent, including changes in Amazon’s terms of use and/or its policies, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

In addition, the Group is engaged with a small number of suppliers as part of the production process of its brands. Any material changes in the supply process, whether temporary or permanent, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

c.      Liquidity

During the six months ended June 30, 2023, the Group incurred a net loss of $ 1,828 thousand and cash flows used in operating activities were $ 1,169 thousand. As of June 30, 2023, the Group had an accumulated deficit of approximately $5,506 thousand.

The Group intends to continue to finance its operating activities through the sale of products via the Brands and through raising additional capital, as needed.

Management believes that expected cash flows are sufficient to support the Group’s current operations for more than 12 months from September 26, 2023, the issuance date of these condensed consolidated financial statements.